SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

23.	SUBSEQUENT EVENTS

(a) Subsequent to December 31, 2023, the Trust declared distributions for January 2024 of $17.4 million or $0.2750 per stapled unit and distributions for February 2024 of $0.2750 per stapled unit (note 12).